Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 13 – Related Party Transactions

On May 1, 2012, the Company received a note receivable from an owner for $198,822 in exchange for 87,009 shares of common stock. The note is due on May 1, 2018 and carries interest at a variable rate according to the Applicable Federal Rate (1.00% and 1.00% as of December 31, 2014 and 2013). The note is unsecured.

The Company has recorded interest income of $2,028 and $2,000 related to the promissory note for the years ended December 31, 2014 and 2013, respectively. The receivable (which includes accrued interest) has been classified as an addition or reduction, as applicable, of stockholders' (deficit) equity on the consolidated balance sheets as of December 31, 2014 and 2013.